SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA M. KRUS
DIRECT LINE: 202.383.0218
E-mail: Cynthia.krus@sutherland.com

October 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Keating Capital, Inc.
 Registration Statement on Form N-2
Filed on October 1, 2013

Dear Sir/Madam:

On behalf of Keating Capital, Inc. (the “Company”), we transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), the Company’s registration statement on Form N-2 (the “Registration Statement”) on October 1, 2013 for the registration of 3,000,000 shares of common stock, par value $0.001 per share, (the “Shares”) pursuant to a proposed non-transferable rights offering, including the issuance of rights to subscribe for such Shares and the offer and sale of such Shares upon the exercise thereof.  The associated fee of $2,794 should be applied against the Company’s credit balance of $4,342 related to registration fees paid in connection with the Company’s registration statement on Form N-2 (Securities Act File No. 333-180150), which was initially filed with the Securities and Exchange Commission (the “Commission”) on March 15, 2012 and subsequently amended and then withdrawn on May 20, 2013 (the “Withdrawn Registration Statement”).

The Company respectfully requests that the staff of the Commission afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984).  The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in the Withdrawn Registration Statement, except for the updating of financial information and certain other data.

Please let us know if you would like a courtesy copy of the Registration Statement.  If you have any questions or comments regarding the Registration Statement, please do not hesitate to call me.

Sincerely,

/s/ Cynthia M. Krus
Cynthia M. Krus